Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 101,110	$ 47,429
Total gross deferred tax assets	101,110	47,429
Less: Deferred tax asset valuation allowance	(101,110)	(47,429)
Total net deferred tax assets